Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

June 16, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Great-West Funds, Inc.

Submission Pursuant to Rule 497(j) under the Securities Act of 1933

File No. 333-217713

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Great-West Funds, Inc. (“Great-West Funds”) hereby certifies that the form of the N-14 Registration Statement its respective statement of additional information, each dated June 14, 2017, that would have been filed by Great-West Funds pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Great-West Funds’ Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14, which was filed by electronic transmission on June 14, 2017, and is the most recent amendment to Great-West Funds’ Registration Statement on Form N-14.

If you have any questions concerning this filing, please call me at (303) 737-3011.

Sincerely,

/s/ Cara B. Owen

Cara B. Owen Counsel & Assistant Secretary